Share-Based Payments (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares shares
Share-based Payments
Rsu Beginning Balance | shares
Weighted average Grant date fair value per share, Rsu Beginning Balance | $ / shares
Rsu Granted | shares	57,896
Weighted average Grant date fair value per share, Rsu Granted | $ / shares	$ 12.24
Rsu Vested | shares	(15,000)	[1]
Weighted average Grant date fair value per share, Rsu Vested | $ / shares	$ 12.24	[1]
Rsu Forfeited | shares
Weighted average Grant date fair value per share, Rsu Forfeited | $ / shares
Rsu Endning Balance | shares	42,896
Weighted average Grant date fair value per share, Rsu Ending Balance | $ / shares	$ 12.24

[1]	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2021.